Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Net Debt Position
The Group’s net debt position is set out below:

All figures in £ millions	2022	2021

Cash and cash equivalents	558	937

Overdrafts	(15)	–

Derivative financial instruments	(6)	(2)

Bonds	(610)	(767)

Investment in finance lease receivable	121	115

Lease liabilities	(605)	(633)

Net debt	(557)	(350)

Summary of Sensitivity of The Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates
As at 31 December 2022, the sensitivity of the carrying value of the Group’s financial instruments to fluctuations in interest rates and exchange rates is as follows:

					2022

All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling

Investments in unlisted securities	133	–	–	(10)	12

Other receivable	3	–	–	–	–

Cash and cash equivalents	558	–	–	(25)	31

Derivative financial instruments	(6)	7	(6)	(10)	12

Bonds	(610)	4	(4)	24	(30)

Other borrowings	(620)	–	–	26	(32)

Investment in finance lease receivable	121	–	–	(11)	13

Deferred and contingent consideration	(79)	–	–	4	(5)

Other net financial assets	477	–	–	(38)	47

Total	(23)	11	(10)	(40)	48

					2021

All figures in £ millions	Carrying value	Impact of 1% increase in interest rates	Impact of 1% decrease in interest rates	Impact of 10% strengthening in sterling	Impact of 10% weakening in sterling

Investments in unlisted securities	113	–	–	(9)	11

Other receivable	87	–	–	(8)	10

Cash and cash equivalents	937	–	–	(43)	53

Derivative financial instruments	(2)	6	(6)	(1)	1

Bonds	(767)	5	(5)	37	(45)

Other borrowings	(633)	–	–	57	(70)

Investment in finance lease receivable	115	–	–	(11)	13

Other net financial assets	503	–	–	(42)	51

Total	353	11	(11)	(20)	24

Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency

	Analysed by maturity				Analysed by currency

All figures in £ millions	Greater than one month and less than one year	Later than one year but less than five years	Five years or more	Total	USD	GBP	Other	Total

At 31 December 2022

Bonds	–	342	389	731	–	455	276	731

Rate derivatives – inflows	(11)	(471)	–	(482)	(24)	(170)	(288)	(482)

Rate derivatives – outflows	1	490	–	491	224	255	12	491

FX forwards – inflows	(304)	–	–	(304)	–	(304)	–	(304)

FX forwards – outflows	313	–	–	313	–	313	–	313

Total	(1)	361	389	749	200	549	–	749

At 31 December 2021

Bonds	107	386	403	896	162	468	266	896

Rate derivatives – inflows	(7)	(331)	–	(338)	(9)	(150)	(179)	(338)

Rate derivatives – outflows	12	339	4	355	203	150	2	355

FX forwards – inflows	(148)	–	–	(148)	–	(148)	–	(148)

FX forwards – outflows	148	–	–	148	90	–	58	148

Total	112	394	407	913	446	320	147	913